ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018
Other Liabilities, Current [Abstract]
Accrued expenses	$ 53,738	$ 1,095	$ 32,634
Hedging transaction liability	696		2,596
Uncertain tax positions	2,030		334
Total accrued expenses and other current liabilities	$ 56,464		$ 35,564